BALANCES AND TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 7:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Commencing October 1, 2014, the Company compensates its Executive Chairman of the Board for services provided to the Company. In addition to the directors' fees paid by the Company to all of its directors, the Company pays: (i) a monthly payment of approximately $4 for time devoted to such position; and (ii) an annual cash bonus of $30 that is payable only if the Company's net profit pursuant to its annual audited and consolidated financial statement exceeds $5,000. The annual cash bonus was payable commencing as of the 2015 fiscal year and will be paid, if earned, as set forth in the Compensation Policy.